Borrowings	12 Months Ended
Dec. 31, 2024
Long-Term Debt, by Type Alternative [Abstract]
Borrowings
12.	BORROWINGS
Borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2023	2024
	RMB	RMB
Short-term secured bank borrowing	—	2,365,535
Long-term secured bank borrowings, current portion	215,615	1,938,385
Long-term secured bank borrowings, non-current portion	1,938,385	—

Total	2,154,000	4,303,920

As of December 31, 2024, the Group had short-term
borrowings from banks which were repayable within one year or on demand and charged interest rates ranging from 2.5% to 3.6% per annum. As of December 31, 2024, the weighted average interest rate of these borrowings was 3.1% per annum. The borrowings are primarily denominated in RMB and US$. These borrowings were obtained from financial institutions located in the Hong Kong and secured by the Group’s short-term deposits of US$367,000.
The long-term borrowings (including current portion) outstanding as of December 31, 2023 and 2024 bore an interest rate of 3.8% per annum, and were denominated in RMB. These borrowings were obtained from financial institutions located in the PRC and secured by the Group’s long-term deposits of RMB2,567,100 and RMB2,652,307 as of December 31, 2023 and 2024, respectively.
As of December 31, 2024, the short-term borrowings and long-term borrowings, current portion which was due within one year, will be repaid in 2025.